Stock Based Compensation - Summary of Restricted Common Stock Activity (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Unvested restricted stock Opening	433,420	0
Number of Shares Granted	49,000	433,420
Number of Shares Forfeited	(14,400)
Number of Shares Unvested restricted stock Closing	468,020	433,420
Weighted Average Grant Date Fair Value Unvested restricted stock Opening	$ 4.78	$ 0
Weighted Average Grant Date Fair Value Granted	$ 1.31	4.78
Weighted Average Grant Date Fair Value Forfeited	4.78
Weighted Average Grant Date Fair Value Unvested restricted stock Closing	$ 4.42	$ 4.78